Label	Element	Value
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Nucor Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Steel Dynamics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Dow, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Albemarle Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | CRH PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Vulcan Materials Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | LyondellBasell Industries NV [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Air Products & Chemicals, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | PPG Industries, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.20%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.90%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.70%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.20%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%